SECURITIES	12 Months Ended
Dec. 31, 2012
SECURITIES [Abstract]
SECURITIES
NOTE 3 – SECURITIES

Securities available for sale consist of the following at December 31:

	Amortized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In thousands)
2012
U.S. agency	$30,620	$70	$23	$30,667
U.S. agency residential mortgage-backed	126,151	1,264	3	127,412
Private label residential mortgage-backed	9,070	-	876	8,194
Obligations of states and political subdivisions	38,384	736	69	39,051
Trust preferred	4,704	-	1,615	3,089
Total	$208,929	$2,070	$2,586	$208,413

2011
U.S. agency	$24,980	$58	$21	$25,017
U.S. agency residential mortgage-backed	93,415	1,007	216	94,206
Private label residential mortgage-backed	11,066	-	2,798	8,268
Obligations of states and political subdivisions	26,865	510	58	27,317
Trust preferred	4,697	-	2,061	2,636
Total	$161,023	$1,575	$5,154	$157,444

Total OTTI recognized in accumulated other comprehensive loss for securities available for sale was $0.3 million and $1.1 million at December 31, 2012 and 2011, respectively.

Our investments' gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In thousands)

2012
U.S. agency	$8,097	$23	$-	$-	$8,097	$23
U.S. agency residential mortgage-backed	-	-	457	3	457	3
Private label residential mortgage-backed	-	-	8,192	876	8,192	876
Obligations of states and political subdivisions	7,384	69	-	-	7,384	69
Trust preferred	-	-	3,089	1,615	3,089	1,615
Total	$15,481	$92	$11,738	$2,494	$27,219	$2,586

2011
U.S. agency	$9,974	$21	$-	$-	$9,974	$21
U.S. agency residential mortgage-backed	42,500	216	-	-	42,500	216
Private label residential mortgage-backed	163	90	8,102	2,708	8,265	2,798
Obligations of states and political subdivisions	-	-	1,729	58	1,729	58
Trust preferred	591	1,218	2,045	843	2,636	2,061
Total	$53,228	$1,545	$11,876	$3,609	$65,104	$5,154

Our portfolio of available-for-sale securities is reviewed quarterly for impairment in value. In performing this review management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income or loss.

U.S. Agency and U.S. Agency residential mortgage-backed securities — at December 31, 2012 we had two U.S. Agency and one U.S. Agency residential mortgage-backed securities whose fair market value is less than amortized cost. The unrealized losses are largely attributed to modest credit spread widening on certain issues. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Private label residential mortgage backed securities — at December 31, 2012 we had eight securities whose fair value is less than amortized cost. Two of the issues are rated by a major rating agency as investment grade while four are below investment grade and two are split rated. Three of these bonds have impairment in excess of 10% and all of these holdings have been impaired for more than 12 months.

The unrealized losses are largely attributable to credit spread widening on these securities since their acquisition. Prices for these bonds did improve notably during 2012 due in part to the Federal Reserve Bank's third round of quantitative easing and improving fundamentals in the housing market. The underlying loans within these securities include Jumbo (74%) and Alt A (26%) at December 31, 2012.

	December 31,
	2012		2011
		Net		Net
	Fair	Unrealized	Fair	Unrealized
	Value	Gain (Loss)	Value	Gain (Loss)
	(In thousands)

Private label residential mortgage-backed
Jumbo	$6,041	$(594)	$6,454	$(1,937)
Alt-A	2,153	(282)	1,814	(861)

Seven of the private label residential mortgage-backed transactions have geographic concentrations in California, ranging from 22% to 58% of the collateral pool. Typical exposure levels to California (median exposure is 47%) are consistent with overall market collateral characteristics. Three transactions have modest exposure to Florida, ranging from 5% to 7% and one transaction has modest exposure to Nevada (5%). The underlying collateral pools do not have meaningful exposure to Arizona, Michigan or Ohio. None of the issues involve subprime mortgage collateral. Thus the impact of this market segment is only indirect, in that it has impacted liquidity and pricing in general for private label residential mortgage-backed securities. The majority of transactions are backed by fully amortizing loans. However, six transactions have concentrations in loans that pay interest only for a specified period of time and will fully amortize thereafter ranging from 31% to 94% (at origination date). The structure of the residential mortgage securities portfolio provides protection to credit losses. The portfolio primarily consists of senior securities as demonstrated by the following: super senior (22%), senior (41%), senior support (25%) and mezzanine (12%). The mezzanine class is from a seasoned transaction (100 months) with a significant level of subordination (8.23%). Except for the additional discussion below relating to other than temporary impairment, each private label residential mortgage-backed security has sufficient credit enhancement via subordination to reasonably assure full realization of book value. This assertion is based on a transaction level review of the portfolio.

Individual security reviews include: external credit ratings, forecasted weighted average life, recent prepayment speeds, underwriting characteristics of the underlying collateral, the structure of the securitization and the credit performance of the underlying collateral. The review of underwriting characteristics considers: average loan size, type of loan (fixed or ARM), vintage, rate, FICO, loan-to-value, scheduled amortization, occupancy, purpose, geographic mix and loan documentation. The review of the securitization structure focuses on the priority of cash flows to the bond, the priority of the bond relative to the realization of credit losses and the level of subordination available to absorb credit losses. The review of credit performance includes: current period as well as cumulative realized losses; the level of severe payment problems, which includes other real estate (ORE), foreclosures, bankruptcy and 90 day delinquencies; and the level of less severe payment problems, which consists of 30 and 60 day delinquencies.

All of these securities are receiving some principal and interest payments. Most of these transactions are passthrough structures, receiving pro rata principal and interest payments from a dedicated collateral pool for loans that are performing. The nonreceipt of interest cash flows is not expected and thus not presently considered in our discounted cash flow methodology discussed below.

In addition to the review discussed above, all private label residential mortgage-backed securities are reviewed for OTTI utilizing a cash flow projection. The cash flow analysis forecasts cash flow from the underlying loans in each transaction and then applies these cash flows to the bonds in the securitization. The cash flows from the underlying loans consider contractual payment terms (scheduled amortization), prepayments, defaults and severity of loss given default. The analysis uses dynamic assumptions for prepayments, defaults and loss severity. Near term prepayment assumptions are based on recently observed prepayment rates. More weight is given to longer term historic performance (12 months). In some cases, recently observed prepayment rates are lower than historic norms due to the absence of new jumbo loan issuances. This loan market is heavily dependent upon securitization for funding, and new securitization transactions have been minimal. Our model projections anticipate that prepayment rates gradually revert to historical levels. For seasoned ARM transactions, normalized prepayment rates range from 12% to 20% CPR which is at the lower end of historically observed speeds for seasoned ARM collateral. For fixed rate collateral (one transaction), the prepayment speeds are projected to remain stable.

Default assumptions are largely based on the volume of existing real-estate owned, pending foreclosures and severe delinquencies. Other considerations include the quality of loan underwriting, recent default experience, realized loss performance and the volume of less severe delinquencies. Default levels generally are projected to remain elevated or increase for a period of time sufficient to address the level of distressed loans in the transaction. Our projections expect defaults to then decline, generally beginning in year three. Current loss severity assumptions are based on recent observations when meaningful data is available. Loss severity is expected to remain elevated for the next 18 months. Severity is expected to decline beginning in year two due to improving overall economic conditions, improving real estate prices and a reduced inventory of foreclosed properties on the market. Except for three securities discussed in further detail below (all three are currently below investment grade), our cash flow analysis forecasts complete recovery of our cost basis for each reviewed security.

At December 31, 2012 three below investment grade private label residential mortgage-backed securities with fair values of $3.3 million, $1.8 million and $0.1 million, respectively and unrealized losses of $0.4 million, $0.1 million and $0.01 million, respectively (amortized cost of $3.8 million, $1.9 million and $0.1 million, respectively) had losses that were considered other than temporary.

The underlying loans in the first transaction are 30 year fixed rate jumbos with an average FICO of 744 and an average loan-to-value ratio of 72%. The loans backing this transaction were originated in 2007 and this is our only security backed by 2007 vintage loans. We believe that this vintage is a key differentiating factor between this security and the others in our portfolio that do not have unrealized losses that are considered OTTI. The bond is a senior security that is receiving principal and interest payments similar to principal reductions in the underlying collateral. The cash flow analysis described above calculated $0.722 million of credit related OTTI as of December 31, 2012 and was recognized in our Consolidated Statements of Operations ($0.247 million, $0.213 million and $0.197 million during the years ended December 31, 2012, 2011 and 2010, respectively). The remaining non-credit related unrealized loss was attributed to other factors and is reflected in other comprehensive income (loss) during those same periods.

The underlying loans in the second transaction are 30 year hybrid ARM Alt-A with an average FICO of 717 and an average loan-to-value ratio of 78%. The loans backing this transaction were originated in 2005. The bond is a super senior security that is receiving principal and interest payments similar to principal reductions in the underlying collateral. The cash flow analysis described above calculated $0.457 million of credit related OTTI as of December 31, 2012 and was recognized in our Consolidated Statements of Operations ($0.032 million and $0.425 million during the years ended December 31, 2012 and 2011, respectively). The remaining non-credit related unrealized loss was attributed to other factors and is reflected in other comprehensive income (loss) during those same periods.

The underlying loans in the third transaction are 30 year hybrid ARM jumbos with an average FICO of 738 and an average loan-to-value ratio of 57%. The loans backing this transaction were originated in 2005. The bond is a senior support security that is receiving principal and interest payments similar to principal reductions in the underlying collateral. The cash flow analysis described above calculated credit related OTTI of $0.380 million as of December 31, 2012 and was recognized in our Consolidated Statements of Operations ($0.060 million, $0.122 million and $0.198 million during the years ended December 31, 2012, 2011 and 2010, respectively). The remaining non-credit related unrealized loss was attributed to other factors and is reflected in other comprehensive income (loss) during those same periods.
As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no other declines discussed above are deemed to be other than temporary.

Obligations of states and political subdivisions — at December 31, 2012 we had seven municipal securities whose fair value is less than amortized cost. The unrealized losses are largely attributed to widening of market spreads. Six of the impaired securities are rated by a major rating agency as investment grade. The non rated security has a periodic internal credit review according to established procedures. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Trust preferred securities — at December 31, 2012 we had four securities whose fair value is less than amortized cost. All of our trust preferred securities are single issue securities issued by a trust subsidiary of a bank holding company. The pricing of trust preferred securities over the past several years has suffered from credit spread widening fueled by uncertainty regarding potential losses of financial companies and repricing risk related to these hybrid capital securities.

One of the four securities is rated by two major rating agencies as investment grade, while one is rated below investment grade by two major rating agencies and the other two are non-rated. The non-rated issues are relatively small banks and were never rated. The issuers of these non-rated trust preferred securities, which had a total amortized cost of $2.8 million and total fair value of $1.5 million as of December 31, 2012, continue to have satisfactory credit metrics and one continues to make interest payments. One non-rated issue began deferring dividend payments in the fourth quarter of 2011 apparently due to an increase in non-performing assets. Nevertheless, this issuer continues to have satisfactory capital measures and interim profitability. Subsequent to year end an unsolicited offer to purchase this security at substantially its amortized cost was made and it was then sold.

An additional trust preferred security was written down to zero as of December 31, 2010, including a $0.067 million credit related OTTI charge in the first quarter of 2010.

	December 31,
	2012		2011
	Fair Value	Net Unrealized Gain (Loss)	Fair Value	Net Unrealized Gain (Loss)
	(In thousands)

Trust preferred securities
Rated issues	$1,581	$(316)	$1,405	$(484)
Unrated issues - no OTTI	1,508	(1,299)	1,231	(1,577)

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

During 2012, 2011 and 2010 we recorded in earnings OTTI charges on securities available for sale of $0.3 million, $0.8 million and $0.5 million respectively.

A rollforward of credit losses recognized in earnings on securities available for sale for the years ending December 31, follow:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$1,470	$710	$248
Additions to credit losses on securities for which no previous OTTI was recognized	-	425	198
Increases to credit losses on securities for which OTTI was previously recognized	339	335	264
Total	$1,809	$1,470	$710

The amortized cost and fair value of securities available for sale at December 31, 2012, by contractual maturity, follow. The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In thousands)
Maturing within one year	$1,040	$1,055
Maturing after one year but within five years	6,374	6,560
Maturing after five years but within ten years	20,583	20,824
Maturing after ten years	45,711	44,368
	73,708	72,807
U.S. agency residential mortgage-backed	126,151	127,412
Private label residential mortgage-backed	9,070	8,194
Total	$208,929	$208,413

A summary of proceeds from the sale of securities available for sale and gains and losses follows:

		Realized
	Proceeds	Gains	Losses(1)
	(In thousands)
2012	$37,176	$1,193	$-
2011	70,322	279	75
2010	96,648	1,882	221

(1)	Losses in 2012, 2011 and 2010 exclude $0.3 million, $0.8 million and $0.5 million, respectively of other than temporary impairment.

During 2012, 2011 and 2010 our trading securities consisted of various preferred stocks. During each of those years we recognized gains (losses) on trading securities of $0.03 million, $0.04 million and $(0.02) million, respectively, that are included in net gains (losses) on securities in the Consolidated Statements of Operations. Of these amounts, $0.03 million and $0.04 million relates to gains (losses) recognized on trading securities still held at December 31, 2012 and 2011, respectively.

Securities with a book value of $23.1 million and $12.6 million at December 31, 2012 and 2011, respectively, were pledged to secure borrowings, public deposits and for other purposes as required by law. There were no investment obligations of state and political subdivisions that were payable from or secured by the same source of revenue or taxing authority that exceeded 10% of consolidated shareholders' equity at December 31, 2012 or 2011.